Investments in Associates and Joint Ventures - Impairment testing (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information for impairment testing for individual asset or cash-generating unit [line items]
Carrying value	€ 1,775	€ 1,790
TMB Public Company Limited. [member]
Disclosure of information for impairment testing for individual asset or cash-generating unit [line items]
VIU	1,606
Fair value	673
Carrying value	€ 1,492	€ 1,509